STOCK OPTION AND STOCK UNIT PLANS (Tables)	12 Months Ended
Dec. 31, 2016
INCENTIVE STOCK OPTIONS
STOCK OPTION AND STOCK UNIT PLANS
Schedule of outstanding stock options

December 31, 2016	Number	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
(options in thousands; intrinsic value in millions of Canadian dollars)

Options outstanding at beginning of year	32,788	40.31
Options granted	6,373	44.05
Options exercised1	(5,364)	29.73
Options cancelled or expired	(888)	49.26

Options outstanding at end of year	32,909	42.51	6.3	335

Options vested at end of year2	18,355	37.11	4.9	286

1

The total intrinsic value of ISO exercised during the year ended December 31, 2016 was $123 million (2015 - $126 million; 2014 - $117 million) and cash received on exercise was $37 million (2015 - $43 million; 2014 - $37 million).

2	The total fair value of options vested under the ISO Plan during the year ended December 31, 2016 was $36 million (2015 - $34 million; 2014 - $26 million).

Schedule of weighted average assumptions used to determine the fair value of stock options granted

Year ended December 31,	2016	2015	2014
Fair value per option (Canadian dollars)1	7.37	6.48	5.53
Valuation assumptions
Expected option term (years)2	5	5	5
Expected volatility3	25.1%	19.9%	16.9%
Expected dividend yield4	4.4%	3.2%	2.9%
Risk-free interest rate5	0.8%	0.9%	1.6%

1

Options granted to United States employees are based on New York Stock Exchange prices. The option value and assumptions shown are based on a weighted average of the United States and the Canadian options. The fair values per option were $7.01 (2015 - $6.22; 2014 - $5.45) for Canadian employees and US$6.60 (2015 - US$6.16; 2014 - US$5.35) for United States employees.

2	The expected option term is six years based on historical exercise practice and three years for retirement eligible employees.
3	Expected volatility is determined with reference to historic daily share price volatility and consideration of the implied volatility observable in call option values near the grant date.
4	The expected dividend yield is the current annual dividend at the grant date divided by the current stock price.
5	The risk-free interest rate is based on the Government of Canada’s Canadian Bond Yields and the United States Treasury Bond Yields.

PERFORMANCE STOCK OPTIONS
STOCK OPTION AND STOCK UNIT PLANS
Schedule of outstanding stock options

December 31, 2016	Number	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
(Options in thousands; intrinsic value in millions of Canadian dollars)
Options outstanding at beginning of year	3,217	39.75
Options exercised1	(335)	41.29

Options outstanding at end of year	2,882	39.57	3.2	38

Options vested at end of year2	2,409	39.34	3.2	32

1

The total intrinsic value of PSO exercised during the year ended December 31, 2016 was $7 million (2015 - $43 million; 2014 - nil) and cash received on exercise was $3 million (2015 - $13 million; 2014 - nil).

2	The total fair value of options vested under the PSO Plan during the year ended December 31, 2016 was $2 million (2015 - $6 million; 2014 - $5 million).

Schedule of weighted average assumptions used to determine the fair value of stock options granted

Year ended December 31,	2014
Fair value per option (Canadian dollars)	5.77
Valuation assumptions
Expected option term (years)1	6.5
Expected volatility2	15.0%
Expected dividend yield3	2.8%
Risk-free interest rate4	1.7%

1	The expected option term is based on historical exercise practice.
2	Expected volatility is determined with reference to historic daily share price volatility.
3	The expected dividend yield is the current annual dividend at the grant date divided by the current stock price.
4	The risk-free interest rate is based on the Government of Canada’s Canadian Bond Yields.

PERFORMANCE STOCK UNITS
STOCK OPTION AND STOCK UNIT PLANS
Schedule of outstanding stock units

		Weighted
		Average
		Remaining	Aggregate
		Contractual	Intrinsic
December 31, 2016	Number	Life (Years)	Value
(units in thousands; intrinsic value in millions of Canadian dollars)
Units outstanding at beginning of year	536
Units granted	294
Units cancelled	(14)
Units matured1	(295)
Dividend reinvestment	35

Units outstanding at end of year	556	1.5	54

1	The total amount paid during the year ended December 31, 2016 for PSU was $22 million (2015 - $35 million; 2014 - $36 million).

Restricted Stock Units (RSU)
STOCK OPTION AND STOCK UNIT PLANS
Schedule of outstanding stock units

		Weighted
		Average
		Remaining	Aggregate
		Contractual	Intrinsic
December 31, 2016	Number	Life (years)	Value
(units in thousands; intrinsic value in millions of Canadian dollars)
Units outstanding at beginning of year	1,906
Units granted	972
Units cancelled	(154)
Units matured1	(992)
Dividend reinvestment	122

Units outstanding at end of year	1,854	1.4	105

1	The total amount paid during the year ended December 31, 2016 for RSU was $56 million (2015 - $45 million; 2014 - $45 million).